UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21650

ASA GOLD AND PRECIOUS METALS LIMITED
Three Canal Plaza, Suite 600
Portland, Maine 04101

Karen Shaw, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2019

Item 1.  Schedule of Investments.

Schedules of Investments (Unaudited)
August 31, 2019 and August 31, 2018

	2019			2018
Name of Company	Shares	Value	% of Net Assets	Shares	Value	% of Net Assets
Common Shares
Gold mining, exploration, development and royalty companies
Australia
Bellevue Gold, Ltd. (1)	4,903,509	$1,948,339	0.6%	–	$–	–%
Bellevue Gold, Ltd. (1)	1,096,491	435,675	0.2	–	–	–
Dacian Gold, Ltd. (1)	5,000,000	3,754,484	1.2	–	–	–
Newcrest Mining, Ltd. (2)	900,000	22,425,888	7.2	1,015,000	14,042,525	7.2
Northern Star Resources, Ltd.	900,000	7,212,651	2.3	–	–	–
Pantoro, Ltd. (1)	16,000,000	2,370,544	0.8	–	–	–
Perseus Mining, Ltd. (1)	11,000,000	5,555,963	1.8	–	–	–
Prodigy Gold NL (1)	13,958,334	1,034,027	0.3	–	–	–
Westgold Resources, Ltd. (1)	3,000,000	4,727,620	1.5	–	–	–
		49,465,191	15.9		14,042,525	7.2
Canada
Adventus Mining Corp. 144A (1)(3)	1,300,000	986,180	0.3	–	–	–
Adventus Mining Corp. (1)	2,298,000	1,743,263	0.5	–	–	–
Agnico Eagle Mines, Ltd. (2)	400,000	25,036,000	8.1	450,000	15,534,000	8.0
Alacer Gold Corp. (1)	2,500,000	10,965,901	3.5	2,500,000	4,522,979	2.3
Alamos Gold, Inc.	1,500,000	10,575,000	3.4	875,000	3,850,282	2.0
Atlantic Gold Corp. 144A (1)(3)	–	–	–	2,750,000	3,689,294	1.9
B2Gold Corp. (1)	3,000,000	10,770,617	3.5	1,594,338	3,740,024	1.9
Barrick Gold Corp.	1,100,000	21,318,000	6.9	1,125,000	11,722,500	6.0
Belo Sun Mining Corp. (1)	–	–	–	2,600,000	468,397	0.2
Bonterra Resources, Inc. (1)	600,000	1,207,751	0.4	–	–	–
Centerra Gold, Inc. (1)	675,000	6,139,590	2.0	–	–	–
Detour Gold Corp. (1)	450,000	8,061,064	2.6	450,000	3,677,412	1.9
Franco-Nevada Corp.	50,000	4,883,000	1.6	160,000	10,232,052	5.3
Gold Standard Ventures Corp. (1)	1,200,000	1,216,764	0.4	–	–	–
Goldcorp, Inc. (1)	–	–	–	932,400	10,107,216	5.2
Golden Star Resources, Ltd. (1)	1,500,000	4,620,000	1.5	2,900,000	2,134,400	1.1
Guyana Goldfields, Inc. (1)	–	–	–	619,500	1,752,428	0.9
IAMGOLD Corp. (1)	–	–	–	675,000	2,754,000	1.4
Integra Resources Corp. (1)	100,000	88,628	0.0	–	–	–
Kinross Gold Corp. (1)	800,000	3,976,000	1.3	800,000	2,400,000	1.2
Kirkland Lake Gold, Ltd.	75,000	3,657,000	1.2	–	–	–
Maverix Metals, Inc. (1)	1,500,000	7,537,179	2.4	–	–	–
New Gold, Inc. (1)	–	–	–	500,000	485,550	0.3
OceanaGold Corp.	2,154,013	5,160,959	1.7	2,654,013	7,853,494	4.0
Orla Mining, Ltd. (1)	5,250,000	6,309,148	2.0	–	–	–
Pretium Resources, Inc. (1)	725,000	9,512,000	3.1	725,000	6,010,250	3.1
Pure Gold Mining, Inc. (1)	3,000,000	1,397,026	0.4	–	–	–
Roxgold, Inc. (1)	7,200,000	7,192,429	2.3	2,827,200	2,102,330	1.1
SEMAFO, Inc. (1)	1,750,000	6,506,309	2.1	900,000	2,256,123	1.2
SilverCrest Metals, Inc. (1)	250,000	1,537,855	0.5	–	–	–
SSR Mining, Inc. (1)	600,000	9,852,000	3.2	–	–	–
Tahoe Resources, Inc. (1)	–	–	–	708,200	2,437,670	1.3
TMAC Resources, Inc. (1)	–	–	–	26,500	95,684	0.1
TMAC Resources, Inc. 144A (1)(3)	–	–	–	185,000	667,983	0.3
Torex Gold Resources, Inc. (1)	330,000	5,299,234	1.7	330,000	2,228,755	1.1

The notes to financial statements form an integral part of these statements.	1

Schedules of Investments (Unaudited) (continued)

August 31, 2019 and August 31, 2018 (continued)

	2019			2018
Name of Company	Shares	Value	% of Net Assets	Shares	Value	% of Net Assets
Common Shares (continued)
Gold mining, exploration, development and royalty companies (continued)
Canada (continued)
Torex Gold Resources, Inc. 144A (1)(3)	130,000	$2,087,577	0.7%	130,000	$877,995	0.5%
		177,636,474	57.3		101,600,818	52.3
Cayman Islands
Endeavour Mining Corp. (1)	550,000	10,719,919	3.5	250,000	3,796,619	2.0
Channel Islands
Centamin PLC	1,500,000	2,648,364	0.8	–	–	–
Lydian International 144A (3)	–	–	–	6,879,300	1,054,743	0.5
Lydian International, Ltd. (1)	–	–	–	5,714,475	876,151	0.5
Lydian International, Ltd. (1)(4)	3,369,000	240,390	0.1	1,780,000	272,912	0.1
Randgold Resources, Ltd. ADR (1)	–	–	–	229,100	14,957,939	7.7
		2,888,754	0.9		17,161,745	8.8
Peru
Compania de Minas
Buenaventura SAA - ADR (2)	200,000	3,048,000	1.0	699,000	8,800,410	4.5
South Africa
AngloGold Ashanti, Ltd. (2)	898,420	20,501,300	6.6	898,420	7,106,502	3.7
Gold Fields, Ltd. (2)	1,029,577	6,167,111	2.0	1,029,577	2,563,647	1.3
Gold Fields, Ltd. ADR	670,423	3,982,313	1.3	–	–	–
Sibanye Gold, Ltd. (1)	1,092,174	1,502,673	0.5	1,092,174	644,383	0.3
		32,153,397	10.4		10,314,532	5.3
United States
Newmont Goldcorp Corp.	300,000	11,967,000	3.8	570,368	17,698,519	9.1
Royal Gold, Inc.	20,000	2,667,600	0.9	165,000	12,582,900	6.5
		14,634,600	4.7		30,281,419	15.6
Total gold mining, exploration, development and royalty companies
(Cost $181,443,598 - 2019, $194,725,895 - 2018)		290,546,335	93.7		185,998,068	95.7
Silver mining, exploration and development companies
Canada
Americas Silver Corp. (1)	1,345,000	4,545,967	1.5	–	–	–
MAG Silver Corp. (1)	325,000	4,143,750	1.3	325,000	2,498,946	1.3
		8,689,717	2.8		2,498,946	1.3
Mexico
Fresnillo PLC	400,000	3,603,674	1.2	–	–	–
Total silver mining, exploration and development companies
(Cost $9,496,851 - 2019, $2,541,688 - 2018)		12,293,391	4.0		2,498,946	1.3
Diamond mining, exploration and development companies
Bermuda
Petra Diamonds, Ltd. (1)	–	–	–	1,000,000	445,479	0.2
Canada
Stornoway Diamond Corp. (1)	–	–	–	1,389,500	372,820	0.2
Stornoway Diamond Corp. 144A (1)(3)	–	–	–	9,698,550	2,602,239	1.3
		–	–		2,975,059	1.5
Total diamond mining, exploration and development companies
(Cost $0 - 2019, $9,760,781 - 2018)		–	–		3,420,538	1.7
Total common shares
(Cost $190,940,449 - 2019, $207,028,364 - 2018)		302,839,726	97.7		191,917,552	98.7

2	The notes to financial statements form an integral part of these statements.

Schedules of Investments (Unaudited) (continued)

August 31, 2019 and August 31, 2018 (continued)

	2019			2018
Name of Company	Shares	Value	% of Net Assets	Shares	Value	% of Net Assets
Rights
Silver mining, exploration and development companies
Canada
Pan American Silver Corp.
(Expiration date 2/22/19) (1)(5)	393,200	$108,165	0.0%	–	$–	–%
Total rights
(Cost $136,720 - 2019, $0 - 2018)		108,165	0.0		–	–
Warrants
Gold mining, exploration, development and royalty companies
Canada
Bonterra Resources, Inc. (Exercise Price $3.10, Expiration Date 8/20/21) (1)(5)	300,000	191,528	0.1	–	–	–
Integra Resource Corp. (Exercise Price $0.86, Expiration Date 12/17/19) (1)	1,744,186	1,545,846	0.5	–	–	–
Maverix Metals, Inc. (Exercise Price $1.65, Expiration Date 12/23/21) (1)(5)	250,000	604,627	0.2	–	–	–
Platinum Group Metals, Ltd. (Exercise Price $1.70, Expiration Date 11/15/19) (1)	20,000,000	500,000	0.2	–	–	–
Pure Gold Mining, Inc. (Exercise Price $0.85, Expiration Date 7/18/22) (1)(5)	1,500,000	180,262	0.0	–	–	–
Total warrants
(Cost $1,865,314 - 2019, $0 - 2018)		3,022,263	1.0		–	–
Investments, at value
(Cost $192,942,483 - 2019, $207,028,364 - 2018)		305,970,154	98.7		191,917,552	98.7
Cash, receivables and other assets less other liabilities		4,137,835	1.3		2,600,599	1.3
Net assets		$310,107,989	100.0%		$194,518,151	100.0%

ADR	American Depositary Receipt
PLC	Public Limited Company

(1)	Non-income producing security.
(2)	Non-income producing security in 2019 only.

(3)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted on August 31, 2019 and August 31, 2018 to $3,073,757 and $8,892,254 or 1.0% and 4.6% of net assets, respectively.
(4)	Restricted security.
(5)	Security fair valued in accordance with procedures adopted by the Board of Directors. At the period end, the value of these securities amounted to $1,084,582 or 0.3% of net assets.

The notes to financial statements form an integral part of these statements.	3

Notes to Financial Statements (Unaudited)

Three Months Ended August 31, 2019 and August 31, 2018

1. Organization

ASA Gold and Precious Metals Limited (the “Company”) is a closed-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as an exempted limited liability company under the laws of Bermuda.

2. Investment objective and strategy

The Company is a non-diversified, closed-end fund that seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals. The Company is managed by Merk Investments LLC (the “Adviser”).

It is a fundamental policy of the Company that at least 80% of its total assets must be (i) invested in common shares or securities convertible into common shares of companies engaged, directly or indirectly, in the exploration, mining or processing of gold, silver, platinum, diamonds or other precious minerals, (ii) held as bullion or other direct forms of gold, silver, platinum or other precious minerals, (iii) invested in instruments representing interests in gold, silver, platinum or other precious minerals such as certificates of deposit therefor, and/or (iv) invested in securities of investment companies, including exchange traded funds, or other securities that seek to replicate the price movement of gold, silver or platinum bullion.

The Company employs bottom-up fundamental analysis and relies on detailed primary research including meetings with company executives, site visits to key operating assets, and proprietary financial analysis in making its investment decisions.

3. Summary of significant accounting policies

The following is a summary of the significant accounting policies:

A. Security valuation

The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) or the Toronto Stock Exchange (the “TSX”), whichever is later, on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available. Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.

Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.

Where the Company holds securities listed on foreign stock exchanges and American Depository Receipts (“ADRs”) representing these securities are actively traded in U.S. markets, the securities normally are fair valued based on the last reported sales price of the ADRs.

The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation) on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

B. Restricted securities

At August 31, 2019 and August 31, 2018, the Company held investments in restricted securities of 0.08% and 0.45% of net assets, respectively, valued in accordance with procedures approved by the Company’s Board of Directors as follows:

4

Notes to Financial Statements (Unaudited) (continued)

Three Months Ended August 31, 2019 and August 31, 2018

3. Summary of significant accounting policies (continued)

B. Restricted securities (continued)

Restricted Securities August 31, 2019
Shares	Cost	Issuer	Value Per Unit	Value	Acquisition Date
3,369,000	$662,485	Lydian International, Ltd.	$0.07	$240,390	11/30/17*

*	Acquisition date represents the conversion of warrant position to common stock.

Restricted Securities August 31, 2018
Shares	Cost	Issuer	Value Per Unit	Value	Acquisition Date
5,714,475	$1,869,119	Lydian International, Ltd.	$0.15	$876,151	11/30/17*

*	Acquisition date represents the conversion of warrant position to common stock.

C. Fair value measurement

In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instruments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the assets or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 and August 31, 2018 in valuing the Company’s investments at fair value:

5

Notes to Financial Statements (Unaudited) (continued)

Three Months Ended August 31, 2019 and August 31, 2018

3. Summary of significant accounting policies (continued)

C. Fair value measurement (continued)

Investment in Securities (1) Measurements at August 31, 2019
	Level 1	Level 2	Level 3	Total
Common Shares
Gold mining, exploration, development and royalty companies	$290,546,335	$–	$–	$290,546,335
Silver mining, exploration and development companies	12,293,391	–	–	12,293,391
Rights
Silver mining, exploration and development companies	–	–	108,165	108,165
Warrants
Gold mining, exploration, development and royalty companies	–	–	3,022,263	3,022,263
Total Investments	$302,839,726	$–	$3,130,428	$305,970,154

See schedules of investments for country classifications.

Investment in Securities (1) Measurements at August 31, 2018
	Level 1	Level 2	Level 3	Total
Common Shares
Gold mining, exploration, development and royalty companies	$154,474,845	$31,523,222	$–	$185,998,067
Silver mining, exploration and development companies	2,498,946	–	–	2,498,946
Diamond mining, exploration, development and royalty companies	818,299	2,602,240	–	3,420,539
Total Investments	$157,792,090	$34,125,462	$–	$191,917,552

See schedules of investments for country classifications.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Rights	Warrants
Balance November 30, 2018	$–	$–
Purchases	–	1,865,314
Transfers In	108,165	–
Net change in unrealized depreciation	–	1,156,949
Balance August 31, 2019	$108,165	$3,022,263
Net change in unrealized appreciation (depreciation) from investments held as of August 31, 2019*	$–	$1,156,949

*	The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) of investments in the accompanying Statement of Operations.

6

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA GOLD AND PRECIOUS METALS LIMITED

By	/s/ Axel Merk
Axel Merk, Principal Executive Officer

Date	10/10/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Axel Merk
Axel Merk, Principal Executive Officer

Date	10/10/19

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	10/10/19